Consolidated Statements Of Changes in Stockholders' Equity (USD $) In Millions, except Share data	Total	Common Stock Member	Treasury Stock	Additional Paid-In Capital	(Accumulated Deficit) / Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Consolidated Comprehensive Income
Beginning Balance at Dec. 31, 2007		$ 7	$ 0	$ 6,776	$ (1,241)	$ (2,378)	$ 3,181
Beginning Balance (Shares) at Dec. 31, 2007		670,300,000	0
Net income	2,032				1,234		798	2,032
Change in fair value of available-for-sale securities, net of income tax	0
Foreign currency translation adjustments, net of income tax	(1,052)					(560)	(492)	(1,052)
Change in unfunded pension obligation, net of income tax	(149)					(49)	(100)	(149)
Change in derivative fair value, including a reclassification to earnings, net of income tax	(68)					(31)	(37)	(68)
Other comprehensive income	(1,269)							(1,269)
Total comprehensive income	594							763
Capital contributions from noncontrolling interests							619
Dividends declared to noncontrolling interests							(574)
Disposition of businesses							(37)
Effect of pension measurement date change	(1)				(1)
Acquisition of treasury stock			(144)
Acquisition of treasury stock (shares)	10,691,267		(10,700,000)
Issuance of common stock under benefit plans and exercise of stock options and warrants, net of income tax				30
Issuance of common stock under benefit plans and exercise of stock options and warrants, net of income tax (shares)		3,200,000
Stock compensation				26
Ending Balance at Dec. 31, 2008		7	(144)	6,832	(8)	(3,018)	3,358
Ending Balance (Shares) at Dec. 31, 2008		673,500,000	10,700,000
Net income	1,755				658		1,097	1,755
Change in fair value of available-for-sale securities, net of income tax	6					6		6
Foreign currency translation adjustments, net of income tax	742					271	471	742
Change in unfunded pension obligation, net of income tax	(139)					(23)	(116)	(139)
Change in derivative fair value, including a reclassification to earnings, net of income tax	73					40	33	73
Other comprehensive income	682							682
Total comprehensive income	952							2,437
Capital contributions from noncontrolling interests							195
Dividends declared to noncontrolling interests							(825)
Disposition of businesses							(8)
Issuance of treasury stock			18	(20)
Issuance of treasury stock (shares)			(1,200,000)
Issuance of common stock under benefit plans and exercise of stock options and warrants, net of income tax				18
Issuance of common stock under benefit plans and exercise of stock options and warrants, net of income tax (shares)		3,700,000
Stock compensation				38
Acquisition of subsidiary shares from noncontrolling interests	0
Ending Balance at Dec. 31, 2009	8,880	7	(126)	6,868	650	(2,724)	4,205
Ending Balance (Shares) at Dec. 31, 2009		677,200,000	9,500,000
Net income	1,059				9		1,050	1,059
Change in fair value of available-for-sale securities, net of income tax	(5)					(5)	0	(5)
Foreign currency translation adjustments, net of income tax	468					383	85	468
Change in unfunded pension obligation, net of income tax	(88)					(22)	(66)	(88)
Change in derivative fair value, including a reclassification to earnings, net of income tax	(151)					(120)	(31)	(151)
Other comprehensive income	224							224
Total comprehensive income	245							1,283
Cumulative effect of consolidation of entities under variable interest entity accounting guidance					(47)	(38)	15
Cumulative effect of deconsolidation of entities under variable interest entity accounting guidance					1
Capital contributions from noncontrolling interests							35
Dividends declared to noncontrolling interests							(1,220)
Disposition of businesses						143	(138)
Issuance of common stock		1		1,566
Issuance of common stock (shares)		125,500,000
Acquisition of treasury stock			(99)
Acquisition of treasury stock (shares)	8,382,825		(8,400,000)
Issuance of common stock under benefit plans and exercise of stock options and warrants, net of income tax			9	9
Issuance of common stock under benefit plans and exercise of stock options and warrants, net of income tax (shares)		2,200,000	(600,000)
Stock compensation				26
Changes in the carrying amount of redeemable stock of subsidiaries					7
Acquisition of subsidiary shares from noncontrolling interests	(25)			(25)			5
Ending Balance at Dec. 31, 2010	$ 10,413	$ 8	$ (216)	$ 8,444	$ 620	$ (2,383)	$ 3,940
Ending Balance (Shares) at Dec. 31, 2010		804,900,000	17,300,000